Contingencies (Details) - Schedule of Subsidiaries, have Granted Certain Guarantees to these Third Parties	12 Months Ended
Dec. 31, 2023
Éxito acts as joint and several debtors of Patrimonio Autónomo Viva Barranquilla [Member]
Schedule of Subsidiaries, have Granted Certain Guarantees to these Third Parties [Line Items]
Description and detail of the guarantee	Compliance bond Éxito acts as joint and several debtors of Patrimonio Autónomo Viva Barranquilla
Insurance company	Seguros Generales Suramericana S.A.
Éxito Industrias S.A.S. [Member]
Schedule of Subsidiaries, have Granted Certain Guarantees to these Third Parties [Line Items]
Description and detail of the guarantee	Compliance bond granted by Éxito Industrias S.A.S.
Insurance company	Seguros Generales Suramericana S.A.
Éxito Viajes y Turismo S.A. [Member]
Schedule of Subsidiaries, have Granted Certain Guarantees to these Third Parties [Line Items]
Description and detail of the guarantee	Compliance bond granted by Éxito Viajes y Turismo S.A.
Insurance company	Berkley International Seguros Colombia S.A.
Éxito Viajes y Turismo S.A. One [Member]
Schedule of Subsidiaries, have Granted Certain Guarantees to these Third Parties [Line Items]
Description and detail of the guarantee	Compliance bond granted by Éxito Viajes y Turismo S.A.
Insurance company	Seguros Generales Suramericana S.A.
Supply of Energy to the Regulated Market [Member]
Schedule of Subsidiaries, have Granted Certain Guarantees to these Third Parties [Line Items]
Description and detail of the guarantee	Supply of energy to the regulated market
Insurance company	Profesionales en Energía S.A. E.S.P. PEESA